Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income (loss)	$ 413,006	$ 139,986	$ (8,398)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	138,770	117,850	122,566
Amortization of deferred charges	5,624	4,646	2,472
Other operating gains	(19,763)	0	(10,308)
Gain on sale of shares	0	0	(1,026)
Amortization of acquired time charters	(4,022)	0	0
Contingent rental (income) expense	14,568	(2,607)	(21,273)
Finance lease payments received	438	15,149	0
Gain on sale of subsidiary	(6,928)	0	0
Unrealized (gain) loss on marketable securities	2,491	(1,737)	3,526
Share of results from associated company	4,424	(1,681)	(246)
Gain (loss) on derivatives	15,145	11,757	(3,190)
Other, net	(4,605)	756	743
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable	21,990	(13,608)	(133)
Other receivables	5,989	(8,400)	227
Inventories	7,221	2,102	(7,323)
Voyages in progress	36,634	(11,902)	(41,486)
Prepaid expenses and accrued income	3,332	(3,364)	(1,633)
Other current assets	3,801	6,006	(2,349)
Trade accounts payable	(3,841)	(9,171)	10,403
Accrued expenses	(35,201)	36,342	(1,177)
Related party balances	(6,587)	(5,388)	6,990
Other current liabilities	8,901	3,641	(2,163)
Other	2,671	(190)	(51)
Net cash provided by operating activities	604,058	280,187	46,171
Investing activities
Additions to newbuildings, vessels and equipment	(190,568)	(195,972)	(216,310)
Net proceeds from sale of vessel	24,738	0	0
Investment in associated company	(750)	0	(6,000)
Net cash outflow on sale of subsidiary	(14,140)	0	0
Cash outflow on issuance of loan to associated company	(1,500)	0	0
Cash inflow on repayment of loan to associated company	0	3,000	0
Finance lease payments received	0	0	5,336
Net proceeds from sale of shares	0	0	17,757
Trafigura asset acquisition	(533,748)	2,401
Net cash used in investing activities	(715,968)	(190,571)	(199,217)
Financing activities
Net proceeds from issuance of shares	5,825	98,415	85
Proceeds from issuance of debt	1,376,997	146,007	298,871
Repayment of debt	(921,751)	(185,262)	(172,412)
Repayment of obligations under finance leases	(11,214)	(15,228)	(10,094)
Lease termination compensation receipt	3,186	0	0
Purchase of shares from non-controlling interest	0	(269)
Debt fees paid	(16,471)	(4,119)	0
Cash dividends paid	(312,389)	(19,688)	(386)
Net cash provided by financing activities	124,183	19,856	116,064
Net change in cash, cash equivalents and restricted cash	12,273	109,472	(36,982)
Cash, cash equivalents and restricted cash at beginning of year	177,376	67,904	104,886
Cash, cash equivalents and restricted cash at end of year	189,649	177,376	67,904
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	67,861	90,602	80,887
Income taxes paid	$ 27	$ 324	$ 329